FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Current assets	$ 15,339	$ 14,885
Non-current assets	60,135	67,500
Total assets	75,474	82,385
Liabilities
Current liabilities	12,166	14,355
Non-current liabilities	46,000	49,498
Total liabilities	58,166	63,853
Interest of others in operating subsidiaries	11,451	12,216
Preferred securities	740	740
Unitholder equity	5,117	5,576
USD
Assets
Current assets	7,505	5,199
Non-current assets	27,132	28,051
Total assets	34,637	33,250
Liabilities
Current liabilities	5,716	5,025
Non-current liabilities	23,152	25,692
Total liabilities	28,868	30,717
Interest of others in operating subsidiaries	3,834	1,766
Preferred securities	740	740
Unitholder equity	1,195	27
AUD
Assets
Current assets	1,111	1,193
Non-current assets	9,426	11,595
Total assets	10,537	12,788
Liabilities
Current liabilities	1,839	1,832
Non-current liabilities	7,634	8,560
Total liabilities	9,473	10,392
Interest of others in operating subsidiaries	588	1,464
Preferred securities	0	0
Unitholder equity	476	932
GBP
Assets
Current assets	637	2,411
Non-current assets	2,197	2,920
Total assets	2,834	5,331
Liabilities
Current liabilities	507	2,818
Non-current liabilities	738	1,223
Total liabilities	1,245	4,041
Interest of others in operating subsidiaries	1,136	946
Preferred securities	0	0
Unitholder equity	453	344
CAD
Assets
Current assets	1,199	1,308
Non-current assets	4,750	5,623
Total assets	5,949	6,931
Liabilities
Current liabilities	715	925
Non-current liabilities	4,061	2,845
Total liabilities	4,776	3,770
Interest of others in operating subsidiaries	530	1,698
Preferred securities	0	0
Unitholder equity	643	1,463
EUR
Assets
Current assets	1,620	1,790
Non-current assets	8,019	8,904
Total assets	9,639	10,694
Liabilities
Current liabilities	1,288	1,468
Non-current liabilities	5,357	5,568
Total liabilities	6,645	7,036
Interest of others in operating subsidiaries	2,030	2,515
Preferred securities	0	0
Unitholder equity	964	1,143
BRL
Assets
Current assets	1,575	1,698
Non-current assets	5,681	7,149
Total assets	7,256	8,847
Liabilities
Current liabilities	909	1,406
Non-current liabilities	4,583	5,040
Total liabilities	5,492	6,446
Interest of others in operating subsidiaries	1,249	1,644
Preferred securities	0	0
Unitholder equity	515	757
INR
Assets
Current assets	740	366
Non-current assets	902	992
Total assets	1,642	1,358
Liabilities
Current liabilities	752	415
Non-current liabilities	354	439
Total liabilities	1,106	854
Interest of others in operating subsidiaries	342	316
Preferred securities	0	0
Unitholder equity	194	188
Other
Assets
Current assets	952	920
Non-current assets	2,028	2,266
Total assets	2,980	3,186
Liabilities
Current liabilities	440	466
Non-current liabilities	121	131
Total liabilities	561	597
Interest of others in operating subsidiaries	1,742	1,867
Preferred securities	0	0
Unitholder equity	$ 677	$ 722